UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 1Q99

Check here if Amendment |_|; Amendment Number: _____
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     PAUL J. SCHUPF - PAUL J. SCHUPF Associates
Address:  27 PAYNE ST   PO BOX 179
          HAMILTON NY 13346

13F File Number:  * Paul J. Schupf Associates has submitted ADV-W to withdraw its application from registration as an investment advisor. Previous Form 13Fs have been paper filed. No Form 13F File Number has been used in the past.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lee Woltman
Title:   Administrator
Phone:   315-824-1666

Signature, Place, and Date of Signing:

   /s/ Lee Woltman              HAMILTON NY 13346                4/27/99
 -------------------         ----------------------            -----------
     (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are this report, and all holdings are reported by other manager(s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number       Name

      28-_________________       _______________________________________________

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        ___________________

Form 13F Information Table Entry Total:   ___________________

Form 13F Information Table Value Total:  $___________________
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _____          28-_________________              __________________________

     [Repeat as necessary.]

8. Section 249.326 including Form 13F-E is removed.

By the Commission.

                                                       Secretary

Dated:

                                    FORM 13F

Page 1 of 5                             Name of Reporting Manager Paul J. Schupf


--------------------------------------------------------------------------------------------------------------------------
                                                                                                     Item 6:
                                                                                              Investment Discretion
                                                                            Item 5:     ----------------------------------
                                             Item 3:       Item 4:         Shares of              (b) Shared-
   Item 1:                  Item 2:          CUSIP       Fair Market       Principal               As Defined  (c) Shared-
Name of Issuer          Title of Class       Number         Value           Amount      (a) Sole  in Instr. V     Other
--------------------------------------------------------------------------------------------------------------------------
3 Com                        Com            885537042       1,631,875.        70,000        X
--------------------------------------------------------------------------------------------------------------------------
Adaptec Inc.                 Com            00651F108       1,140,625         50,000        X
--------------------------------------------------------------------------------------------------------------------------
Adobe Systems                Com            00724F101      50,621,000.       892,000        X
--------------------------------------------------------------------------------------------------------------------------
Alliance Semi Corp.          Com            01877H100         165,000.        66,000        X
--------------------------------------------------------------------------------------------------------------------------
Amazon Comm.                 Com            023135106       5,630,531.        32,700        X
--------------------------------------------------------------------------------------------------------------------------
Amkoz Technology             Com            031652100       9,563,400.     1,214,400        X
--------------------------------------------------------------------------------------------------------------------------
Apple Computer               Com            637883100      14,396,562.       400,600        X
--------------------------------------------------------------------------------------------------------------------------
Aztec Technology             Com            05480L101         243,047.       146,745        X
--------------------------------------------------------------------------------------------------------------------------
Bea Systems                  Com            073325102         164,062.        10,500        X
--------------------------------------------------------------------------------------------------------------------------
Core Matrix                  Com            141706101       6,604,400.       347,600        X
--------------------------------------------------------------------------------------------------------------------------
Carreker - Antino Bi         Com            144433109      13,800,081.     2,025,700        X
--------------------------------------------------------------------------------------------------------------------------
Ciena                        Com            171779101         135,000.         6,000        X
--------------------------------------------------------------------------------------------------------------------------
Compaq Computer              Com            204493100       5,492,750.       173,000        X
--------------------------------------------------------------------------------------------------------------------------
Cor.Sair                     Com            220406102         256,250.        50,000        X
--------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                             109,844,583.     5,485,245
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Item 8
                          Item 7:            Voting Authority (Shares)
   Item 1:                Managers        -------------------------------
Name of Issuer          See Instr. V      (a) Sole  (b) Shared   (c) None
--------------------------------------------------------------------------------
3 Com                                         X
--------------------------------------------------------------------------------
Adaptec Inc.                                  X
--------------------------------------------------------------------------------
Adobe Systems                                 X
--------------------------------------------------------------------------------
Alliance Semi Corp.                           X
--------------------------------------------------------------------------------
Amazon Comm.                                  X
--------------------------------------------------------------------------------
Amkoz Technology                              X
--------------------------------------------------------------------------------
Apple Computer                                X
--------------------------------------------------------------------------------
Aztec Technology                              X
--------------------------------------------------------------------------------
Bea Systems                                   X
--------------------------------------------------------------------------------
Core Matrix                                   X
--------------------------------------------------------------------------------
Carreker - Antino Bi                          X
--------------------------------------------------------------------------------
Ciena                                         X
--------------------------------------------------------------------------------
Compaq Computer                               X
--------------------------------------------------------------------------------
Cor.Sair                                      X
--------------------------------------------------------------------------------
COLUMN TOTALS
--------------------------------------------------------------------------------

                                                                    SEC 1685 (5)

                                    FORM 13F

Page 2 of 5                             Name of Reporting Manager Paul J. Schupf


--------------------------------------------------------------------------------------------------------------------------
                                                                                                     Item 6:
                                                                                              Investment Discretion
                                                                            Item 5:     ----------------------------------
                                             Item 3:       Item 4:         Shares of              (b) Shared-
   Item 1:                  Item 2:          CUSIP       Fair Market       Principal               As Defined  (c) Shared-
Name of Issuer          Title of Class       Number         Value           Amount      (a) Sole  in Instr. V     Other
--------------------------------------------------------------------------------------------------------------------------
Creative Technology          Com            Y17750107     4,571,568.         399,750        X
--------------------------------------------------------------------------------------------------------------------------
DSET                         Com            262504103       290,625.          25,000        X
--------------------------------------------------------------------------------------------------------------------------
EMC Corp.                    Com            268648102     2,363,375.          18,500        X
--------------------------------------------------------------------------------------------------------------------------
Ec Soft Group                Com            279240105    35,531,062.       1,114,700        X
--------------------------------------------------------------------------------------------------------------------------
Eastman Kodak                Com            27746109        638,750.          10,000        X
--------------------------------------------------------------------------------------------------------------------------
Essex International          Com            297025108     3,435,010.         144,632        X
--------------------------------------------------------------------------------------------------------------------------
ETrade                       Com            269246101    28,077,468.         481,500        X
--------------------------------------------------------------------------------------------------------------------------
FundTech Ltd.                Com            M47095100       683,837.          22,700        X
--------------------------------------------------------------------------------------------------------------------------
Genesys Tele.                Com            371931106       376,562.          25,000        X
--------------------------------------------------------------------------------------------------------------------------
HMT Techonolgy               Com            403917107       124,250.          35,500        X
--------------------------------------------------------------------------------------------------------------------------
Horizon Health Corp.         Com            44041Y104     2,721,550.         410,800        X
--------------------------------------------------------------------------------------------------------------------------
Intel Corp.                  Com            458140100       619,450.           5,200        X
--------------------------------------------------------------------------------------------------------------------------
Internet America             Com            46058Y109       355,500.          12,000        X
--------------------------------------------------------------------------------------------------------------------------
In Vision Tech.              Com            461851107       240,257.          45,900        X
--------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                            80,029,264.       2,751,132
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Item 8
                          Item 7:            Voting Authority (Shares)
   Item 1:                Managers        -------------------------------
Name of Issuer          See Instr. V      (a) Sole  (b) Shared   (c) None
--------------------------------------------------------------------------------
Creative Technology                           X
--------------------------------------------------------------------------------
DSET                                          X
--------------------------------------------------------------------------------
EMC Corp.                                     X
--------------------------------------------------------------------------------
Ec Soft Group                                 X
--------------------------------------------------------------------------------
Eastman Kodak                                 X
--------------------------------------------------------------------------------
Essex International                           X
--------------------------------------------------------------------------------
ETrade                                        X
--------------------------------------------------------------------------------
FundTech Ltd.                                 X
--------------------------------------------------------------------------------
Genesys Tele.                                 X
--------------------------------------------------------------------------------
HMT Techonolgy                                X
--------------------------------------------------------------------------------
Horizon Health Corp.                          X
--------------------------------------------------------------------------------
Intel Corp.                                   X
--------------------------------------------------------------------------------
Internet America                              X
--------------------------------------------------------------------------------
In Vision Tech.                               X
--------------------------------------------------------------------------------
COLUMN TOTALS
--------------------------------------------------------------------------------

                                                                    SEC 1685 (5)

                                    FORM 13F

Page 3 of 5                             Name of Reporting Manager Paul J. Schupf


--------------------------------------------------------------------------------------------------------------------------
                                                                                                     Item 6:
                                                                                              Investment Discretion
                                                                            Item 5:     ----------------------------------
                                             Item 3:       Item 4:         Shares of              (b) Shared-
   Item 1:                  Item 2:          CUSIP       Fair Market       Principal               As Defined  (c) Shared-
Name of Issuer          Title of Class       Number         Value           Amount      (a) Sole  in Instr. V     Other
--------------------------------------------------------------------------------------------------------------------------
InaCom Corp.                 Com            453236109     1,649,510.         212,840        X
--------------------------------------------------------------------------------------------------------------------------
Jones Medical                Com            480212104     2,769,575.          79,700        X
--------------------------------------------------------------------------------------------------------------------------
Justsystem              Com  Japanese          J00873     2,451,452.         177,500        X
--------------------------------------------------------------------------------------------------------------------------
MGIC Investment              Com            552848103       525,937.          15,000        X
--------------------------------------------------------------------------------------------------------------------------
MK Gold Co.                  Com            55305P100        44,406.         101,500        X
--------------------------------------------------------------------------------------------------------------------------
Micron Technology            Com            595112103    83,945,350.       1,739,800        X
--------------------------------------------------------------------------------------------------------------------------
Monsanto                     Com            611662107       574,218.          12,500        X
--------------------------------------------------------------------------------------------------------------------------
Navigant Int'l               Com            63935R108       373,542.          69,496        X
--------------------------------------------------------------------------------------------------------------------------
NetGravity                   Com            641114103     6,206,250.         150,000        X
--------------------------------------------------------------------------------------------------------------------------
Nokia                        Com            654902204    21,368,900.         137,200        X
--------------------------------------------------------------------------------------------------------------------------
Novell                       Com             67006105    79,705,843.       3,164,500        X
--------------------------------------------------------------------------------------------------------------------------
Novelus Systems              Com             67008101     1,791,562.          32,500        X
--------------------------------------------------------------------------------------------------------------------------
Orthodontic Centers          Com            68750P103       236,250.          15,000        X
--------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals          Com            671040103       415,000.          83,000        X
--------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                           202,057,795.       5,990,536
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Item 8
                          Item 7:            Voting Authority (Shares)
   Item 1:                Managers        -------------------------------
Name of Issuer          See Instr. V      (a) Sole  (b) Shared   (c) None
--------------------------------------------------------------------------------
InaCom Corp.                                  X
--------------------------------------------------------------------------------
Jones Medical                                 X
--------------------------------------------------------------------------------
Justsystem                                    X
--------------------------------------------------------------------------------
MGIC Investment                               X
--------------------------------------------------------------------------------
MK Gold Co.                                   X
--------------------------------------------------------------------------------
Micron Technology                             X
--------------------------------------------------------------------------------
Monsanto                                      X
--------------------------------------------------------------------------------
Navigant Int'l                                X
--------------------------------------------------------------------------------
NetGravity                                    X
--------------------------------------------------------------------------------
Nokia                                         X
--------------------------------------------------------------------------------
Novell                                        X
--------------------------------------------------------------------------------
Novelus Systems                               X
--------------------------------------------------------------------------------
Orthodontic Centers                           X
--------------------------------------------------------------------------------
OSI Pharmaceuticals                           X
--------------------------------------------------------------------------------
COLUMN TOTALS
--------------------------------------------------------------------------------

                                                                    SEC 1685 (5)

                                    FORM 13F

Page 4 of 5                             Name of Reporting Manager Paul J. Schupf


--------------------------------------------------------------------------------------------------------------------------
                                                                                                     Item 6:
                                                                                              Investment Discretion
                                                                            Item 5:     ----------------------------------
                                             Item 3:       Item 4:         Shares of              (b) Shared-
   Item 1:                  Item 2:          CUSIP       Fair Market       Principal               As Defined  (c) Shared-
Name of Issuer          Title of Class       Number         Value           Amount      (a) Sole  in Instr. V     Other
--------------------------------------------------------------------------------------------------------------------------
Oracle Systems               Com             6839X105       788,612.          29,900        X
--------------------------------------------------------------------------------------------------------------------------
Parametric Tech.             Com            699173100    12,239,075.         619,700        X
--------------------------------------------------------------------------------------------------------------------------
Pervasive Software           Com            715710109    27,473,400.       1,526,300        X
--------------------------------------------------------------------------------------------------------------------------
Priceline.Com                Com            741503106       306,637.           3,700        X
--------------------------------------------------------------------------------------------------------------------------
Robotic Vision               Com            771074101       148,462.          64,200        X
--------------------------------------------------------------------------------------------------------------------------
Rambus Inc.                  Com            750917106    15,141,000.         235,200        X
--------------------------------------------------------------------------------------------------------------------------
Software AG Systems          Com            834025108     6,107,906.         723,900        X
--------------------------------------------------------------------------------------------------------------------------
Summit Designs               Com            86605U101     2,678,156.         779,100        X
--------------------------------------------------------------------------------------------------------------------------
Systems Software             Com            871839106       344,925.         153,300        X
--------------------------------------------------------------------------------------------------------------------------
Tetra Tech                   Com            88162F105     4,759,062.         225,000        X
--------------------------------------------------------------------------------------------------------------------------
Three DFX Interactive        Com             8855X103       196,250.          15,700        X
--------------------------------------------------------------------------------------------------------------------------
US Office Products           Com            912325107     1,756,530.         439,132        X
--------------------------------------------------------------------------------------------------------------------------
Unitrode                     Com            913283107     8,255,800.         589,700        X
--------------------------------------------------------------------------------------------------------------------------
Work Flow                    Com            98137N109       625,465.          92,662        X
--------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                            80,801,280.       5,497,494
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Item 8
                          Item 7:            Voting Authority (Shares)
   Item 1:                Managers        -------------------------------
Name of Issuer          See Instr. V      (a) Sole  (b) Shared   (c) None
--------------------------------------------------------------------------------
Oracle Systems                                X
--------------------------------------------------------------------------------
Parametric Tech.                              X
--------------------------------------------------------------------------------
Pervasive Software                            X
--------------------------------------------------------------------------------
Priceline.Com                                 X
--------------------------------------------------------------------------------
Robotic Vision                                X
--------------------------------------------------------------------------------
Rambus Inc.                                   X
--------------------------------------------------------------------------------
Software AG Systems                           X
--------------------------------------------------------------------------------
Summit Designs                                X
--------------------------------------------------------------------------------
Systems Software                              X
--------------------------------------------------------------------------------
Tetra Tech                                    X
--------------------------------------------------------------------------------
Three DFX Interactive                         X
--------------------------------------------------------------------------------
US Office Products                            X
--------------------------------------------------------------------------------
Unitrode                                      X
--------------------------------------------------------------------------------
Work Flow                                     X
--------------------------------------------------------------------------------
COLUMN TOTALS
--------------------------------------------------------------------------------

                                                                    SEC 1685 (5)

                                    FORM 13F

Page 5 of 5                             Name of Reporting Manager Paul J. Schupf


--------------------------------------------------------------------------------------------------------------------------
                                                                                                     Item 6:
                                                                                              Investment Discretion
                                                                            Item 5:     ----------------------------------
                                             Item 3:       Item 4:         Shares of              (b) Shared-
   Item 1:                  Item 2:          CUSIP       Fair Market       Principal               As Defined  (c) Shared-
Name of Issuer          Title of Class       Number         Value           Amount      (a) Sole  in Instr. V     Other
--------------------------------------------------------------------------------------------------------------------------
Inacom Conv. Pr. 6.75%      Pref.           922080208     1,805,000.           95,000       X
--------------------------------------------------------------------------------------------------------------------------
MUL May 47.5 Calts          Call            5951129EW     1,036,937.            1,765       X
--------------------------------------------------------------------------------------------------------------------------
Sportsline Conv. 5% Due     Bond            848934105     5,505,000.        6,000,000       X
--------------------------------------------------------------------------------------------------------------------------
4/1/06
--------------------------------------------------------------------------------------------------------------------------
Accrued Interest.
--------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                             8,346,937.       6,096,765
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Item 8
                          Item 7:            Voting Authority (Shares)
   Item 1:                Managers        -------------------------------
Name of Issuer          See Instr. V      (a) Sole  (b) Shared   (c) None
--------------------------------------------------------------------------------
Inacom Conv. Pr. 6.75%                        X
--------------------------------------------------------------------------------
MUL May 47.5 Calts                            X
--------------------------------------------------------------------------------
Sportsline Conv. 5% Due                       X
--------------------------------------------------------------------------------
4/1/06
--------------------------------------------------------------------------------
Accrued Interest.
--------------------------------------------------------------------------------
COLUMN TOTALS
--------------------------------------------------------------------------------

                                                                    SEC 1685 (5)